Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
FHLB Common Stock [Abstract]
Federal Home Loan Bank Stock	$ 71	$ 75